Debt - Short Term Borrowings (Parenthetical) (Detail)	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2017 EUR (€)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 EUR (€)	Dec. 31, 2016 USD ($)
Short-term Debt [Line Items]
Net cash deposit			$ 113,000,000		$ 194,000,000
Maximum borrowing capacity			2,750,000,000
Short-term borrowings			259,000,000		623,000,000
Bank Indebtedness [Member]
Short-term Debt [Line Items]
Covenant percentage USD cash deposit to outstanding euro balance	105.00%
Gross amount outstanding under the credit facility		€ 90,000,000	108,000,000	€ 175,000,000	185,000,000
Increase in restricted cash deposits	$ 113,000,000
Short-term borrowings			9,000,000		8,000,000
U.S. Commercial Paper Notes [Member]
Short-term Debt [Line Items]
Maximum borrowing capacity			500,000,000
Short-term borrowings			$ 70,000,000		$ 295,000,000
Weighted-average interest rate on notes outstanding		1.84%	1.84%	1.04%	1.04%
Debt maturity period	Maturities less than three months.
Euro-Commercial Paper Notes [Member]
Short-term Debt [Line Items]
Maximum borrowing capacity | €		€ 500,000,000
Short-term borrowings		€ 150,000,000	$ 180,000,000	€ 304,000,000	$ 320,000,000
Weighted-average interest rate on notes outstanding		(0.22%)	(0.22%)	(0.07%)	(0.07%)
Debt maturity period	Maturities less than three months.
Debt issuance description	Under the euro-Program, the Company may issue euro-commercial paper notes [the “euro notes”] up to a maximum aggregate amount of €500 million or its equivalent in alternative currencies.
Prepaid Expenses and Other [Member] | Bank Indebtedness [Member]
Short-term Debt [Line Items]
Net cash deposit			$ 5,000,000		$ 9,000,000